Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2013
Schedule of Acquisitions and Divestitures of Businesses, Net of Cash Acquired

The Company’s acquisitions and divestitures of businesses, net of cash acquired were as follows:

	2013	2012	2011
Acquisitions
Fair value of assets acquired excluding cash	$—	$—	$(32.4)
Liabilities assumed	—	—	9.2
Cash paid for prior year acquisitions	(2.0)	(1.8)	—

Acquisition of businesses, net of cash acquired	$(2.0)	$(1.8)	$(23.2)

	2013	2012	2011
Divestitures of business, net of cash disposed	$—	$5.2	$5.4

Schedule of Payments for Interest and Income Taxes Table	Payments for interest and income taxes were as follows:

	2013	2012	2011
Interest	$33	$40	$68
Income taxes	$206	$237	$257